Liabilities Related to Business Combinations and to Non-Controlling Interests - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Commitments relating to contingent consideration in connection with business combinations		€ 3,638		€ 4,223	€ 4,762
Entities and companies managed by Bristol-Myers Squibb [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests				70	€ 70
MSD contingent consideration (European vaccines business) [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liability		€ 410		420
Bayer schering pharma AG [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability		3.00%	3.00%
Payment to sale of business period	10 years
Milestone payment period	2021
Fair value of the contingent consideration payable to Bayer		€ 472		€ 701
Bayer schering pharma AG [member] | Top of range [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250,000,000
Milestone payment | $	$ 900,000,000
True North Therapeutics [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of the contingent consideration payable to Bioverativ | $			$ 192,000,000
Increase in fair value of liability		1.00%	1.00%